FINANCING AND LOANS	12 Months Ended
Dec. 31, 2017
FINANCING AND LOANS.
FINANCING AND LOANS

NOTE 8 - FINANCING AND LOANS

	12/31/2017
	DEBT CHARGES		PRINCIPAL
	CURRENT			NON
	Average Rate	Amount	CURRENT	CURRENT

ITAIPU	7.10	21,101	1,888,426	6,790,064
CEMIG	5.17	262	16,357	33,171
CEEE	5.00	116	4,465	15,642
AES ELETROPAULO	10.00	340,493	10,561	—
ENERGISA - TO	6.31	359	30,047	31,742
CELPA	5.93	252	7,467	628,313
CEMAR	0.43	462	27,679	103,860
CESP	5.10	57	5,569	4,752
COELCE	5.00	149	9,265	20,591
COELBA	5.00	185	7,340	29,620
ESCELSA	5.00	97	8,316	11,144
GLOBAL	—	118,544	44,100	—
CELESC DISTRIB.	5.00	180	17,577	14,959
OTHER		88,207	93,247	111,034
(-) ADA		(205,676)	(63,244)	—

		364,788	2,107,172	7,794,892

		364,788	2,107,172	7,794,892

	12/31/2016
	DEBT CHARGES		PRINCIPAL
	CURRENT			NON
	Average Rate	Amounts	CURRENT	CURRENT

ITAIPU	7.13	—	1,693,328	9,086,250
CEMIG	5.19	359	19,537	48,147
COPEL	5.03	255	14,187	36,398
CEEE	5.00	140	4,465	19,763
AES ELETROPAULO	5.00	339,278	10,561	—
ENERGISA - MT	9.62	2,255	94,468	168,000
ENERGISA - TO	11.31	879	30,047	59,486
ENERGISA - MS	5.22	161	11,341	18,510
CELPA	5.00	70,777	291,809	266,757
CEMAR	1.74	843	53,531	163,303
CESP	5.09	92	5,569	9,904
COELCE	5.00	191	9,860	28,337
COSERN	5.00	13	1,874	769
COELBA	5.00	423	22,788	61,749
ESCELSA	5.00	147	10,833	18,626
GLOBAL	5.00	106,275	44,100	—
CELESC DISTRIB.	5.00	327	27,435	30,973
Other		83,340	332,788	141,334
(-) ADA		(184,080)	(74,258)	—

		421,675	2,604,263	10,158,306

		421,675	2,604,263	10,158,306

Financing and loans granted are made with the Company’s own resources, in addition to sector resources and external resources collected through international development agencies, financial institutions, and funds received from bond issuance in the international financial market.

Of the total loans granted by Eletrobras, as of December 31, 2017, R$ 4,848,676 (R$ 4,908,816 as of December 31, 2016) relate to transfers from the RGR sector fund, included under the Financing and Loans heading.

All financing and loans granted are backed by formal contracts signed with the borrowers. Receipt of these values, for the most part, is established in monthly installments, payable over an average period of 10 years, with an average interest rate of 8.04% per annum, weighted by the balance of the portfolio.

Financing and loans granted by the Company, with currency exchange adjustment clause, represent nearly 28% of the total portfolio (32% as of December 31, 2016). Those which include adjustment based on indexes representing domestic prices in Brazil correspond to 72% of the portfolio (68% as of December 31, 2016).

The long-term portions of financing and loans granted, based on contractually stipulated cash flows, mature in variable installments, as shown below:

2019	2020	2021	2022	2023	After 2023	Total
1,365,931	2,853,010	1,834,559	416,118	770,073	555,201	7,794,891

More information on the details of these balances is found in Note 46 on Related Parties.

8.1 — AES Eletropaulo/CTEEP — Legal Action

The Company has receivables owed by Eletropaulo Eletricidade de São Paulo S.A., relating to court proceedings underway between AES Eletropaulo and CTEEP.

On September 18, 2015, a partial ruling was given in the case brought against Eletropaulo, giving notice that Eletropaulo is responsible for payment of the amounts owed as a result of loans not repaid on their respective maturity dates to Eletrobras.

On October 04, 2017, Eletrobras and Eletropaulo signed a memorandum of understanding to establish the criteria for a mediation procedure to negotiate the basis of a possible agreement aiming to end the judicial dispute. In the memorandum, Eletrobras and Eletropaulo requested the suspension of the judicial process for a 60-day period, with the objective of concluding, during that time, the mediation process.

On March 09, 2018, the Board of Directors of Eletrobras approved the terms and conditions and signed an agreement with Eletropaulo aiming to end the judicial dispute, see note 48.5.

As a result of such agreement, the Company has a total right of receiving R$ 1,400,000 as of December 31, 2017, of which R$ 351,054 (R$ 349,839 as of December 31, 2016) is already recorded as assets, under loans and financing, corresponding to the part considered to be undisputed by the Company.

8.2 - Allowance for Doubtful Accounts (ADA)

The Company records provisions for doubtful accounts at a value of R$ 268,920 (R$ 258,338 as of December 31, 2016) corresponding to the principal and debt servicing of default debtors.

This amount is deemed sufficient by the Management of the Company to cover any losses in these assets, based on an analysis of the portfolio’s behavior.

Changes in the ADA for financing and loans granted by the Company are as follows:

Balance on December 31, 2014	225,293

(+) Charged to ADA for the year	19,367
(-) Reversals	(3,613)

Balance on December 31, 2015	241,047

(+) Constitution	20,521
(-) Reversals	(3,230)

Balance on December 31, 2016	258,338

(+) Constitution	36,024
(-) Reversals	(25,442)

Balance on December 31, 2017	268,920

The establishing and reversal of the ADA were recorded in period profits and losses as Operating Provisions (Note 41). The amounts recorded as ADA are recognized as definitive losses (written off) when there is no longer any expectation of recovery of the funds.